Capitalized Software Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of changes in capitalized software development costs
Balance at the beginning of the year	$ 23,761	$ 20,755
Capitalization	5,160	5,567
Amortization	(4,859)	(4,824)	$ (4,929)
Functional currency translation adjustments	(1,628)	2,263
Balance at year end	$ 22,434	$ 23,761	$ 20,755